QRAFT AI-Enhanced U.S. High Dividend ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.6%
COMMUNICATION SERVICES – 7.2%
AMC Entertainment Holdings, Inc., Class A*	492	$18,214
AT&T, Inc.	7,795	218,650
Lumen Technologies, Inc.	1,207	15,051
Sirius XM Holdings, Inc.	4,466	28,895
Verizon Communications, Inc.	4,520	252,125
ViacomCBS, Inc., Class A	647	28,811
		561,746
CONSUMER DISCRETIONARY – 10.2%
Advance Auto Parts, Inc.	71	15,056
Best Buy Co., Inc.	273	30,671
Dollar Tree, Inc.*	253	25,247
Genuine Parts Co.	158	20,053
Hasbro, Inc.	150	14,916
Home Depot, Inc. (The)	1,161	381,028
Kohl's Corp.	172	8,738
Las Vegas Sands Corp.*	834	35,320
Lowe's Cos., Inc.	781	150,491
Newell Brands, Inc.	464	11,484
Polaris, Inc.	67	8,782
Tractor Supply Co.	126	22,797
VF Corp.	428	34,326
Wayfair, Inc., Class A*	85	20,516
Whirlpool Corp.	68	15,065
		794,490
CONSUMER STAPLES – 25.8%
Albertsons Cos., Inc., Class A	509	10,994
Altria Group, Inc.	2,020	97,041
Campbell Soup Co.	331	14,471
Colgate-Palmolive Co.	924	73,458
Costco Wholesale Corp.	483	207,555
Estee Lauder Cos., Inc. (The), Class A	253	84,459
General Mills, Inc.	666	39,201
Hershey Co. (The)	160	28,621
J M Smucker Co. (The)	120	15,733
Kellogg Co.	372	23,570
Kimberly-Clark Corp.	368	49,945
Kroger Co. (The)	827	33,659
PepsiCo, Inc.	1,508	236,680
Philip Morris International, Inc.	1,702	170,353
Procter & Gamble Co. (The)	2,673	380,181
Sysco Corp.	559	41,478
Tyson Foods, Inc., Class A	322	23,010
Walgreens Boots Alliance, Inc.	944	44,510
Walmart, Inc.	3,072	437,913
		2,012,832
ENERGY – 1.2%
Brookfield Business Partners LP	209	9,184
Enterprise Products Partners LP	2,386	53,852
Williams Cos., Inc. (The)	1,326	33,216
		96,252

QRAFT AI-Enhanced U.S. High Dividend ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS – 2.7%
AGNC Investment Corp., REIT	573	$9,094
Annaly Capital Management, Inc., REIT	1,527	12,964
Ares Capital Corp.	477	9,526
Bank of New York Mellon Corp. (The)	957	49,123
CNA Financial Corp.	297	13,071
Deutsche Bank AG*	2,255	28,210
Jefferies Financial Group, Inc.	270	8,961
Prudential Financial, Inc.	430	43,120
State Street Corp.	380	33,113
		207,182
HEALTH CARE – 24.1%
AbbVie, Inc.	1,928	224,226
Amgen, Inc.	627	151,446
Bristol-Myers Squibb Co.	2,439	165,535
Cardinal Health, Inc.	317	18,824
Cerner Corp.	329	26,448
CVS Health Corp.	1,437	118,351
Gilead Sciences, Inc.	1,369	93,489
Humana, Inc.	141	60,046
Johnson & Johnson	2,875	495,075
McKesson Corp.	173	35,263
Merck & Co., Inc.	2,764	212,469
Pfizer, Inc.	6,111	261,612
Quest Diagnostics, Inc.	143	20,277
		1,883,061
INDUSTRIALS – 5.7%
3M Co.	633	125,296
Booz Allen Hamilton Holding Corp.	148	12,700
CH Robinson Worldwide, Inc.	145	12,930
Cintas Corp.	115	45,331
Donaldson Co., Inc.	138	9,134
Emerson Electric Co.	655	66,083
Fastenal Co.	627	34,341
Lincoln Electric Holdings, Inc.	65	9,063
Masco Corp.	277	16,540
Rockwell Automation, Inc.	127	39,042
Rollins, Inc.	537	20,583
Stantec, Inc.	269	12,506
TransDigm Group, Inc.*	60	38,465
		442,014
INFORMATION TECHNOLOGY – 21.3%
Adobe, Inc.*	522	324,491
Advanced Micro Devices, Inc.*	1,326	140,808
Cadence Design Systems, Inc.*	304	44,886
Cisco Systems, Inc./Delaware	4,601	254,757
Citrix Systems, Inc.	136	13,702
Hewlett Packard Enterprise Co.	1,421	20,604
HP, Inc.	1,367	39,465
Intel Corp.	4,408	236,798
International Business Machines Corp.	975	137,436
Juniper Networks, Inc.	358	10,074
QUALCOMM, Inc.	1,231	184,404

QRAFT AI-Enhanced U.S. High Dividend ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Skyworks Solutions, Inc.	180	$33,212
Texas Instruments, Inc.	1,008	192,145
Western Digital Corp.*	335	21,751
Western Union Co. (The)	447	10,375
		1,664,908
MATERIALS – 0.7%
Amcor PLC	1,683	19,455
Reliance Steel & Aluminum Co.	70	11,001
RPM International, Inc.	141	12,209
Scotts Miracle-Gro Co. (The)	61	10,795
		53,460
REAL ESTATE – 0.1%
Omega Healthcare Investors, Inc., REIT	257	9,324

UTILITIES – 0.6%
Edison International	414	22,563
PPL Corp.	840	23,831
		46,394
TOTAL COMMON STOCKS
(Cost $7,697,190)		7,771,663

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	12,496	12,496
TOTAL SHORT TERM INVESTMENTS
(Cost $12,496)		12,496
TOTAL INVESTMENTS – 99.8%
(Cost $7,709,686)		7,784,159
Other Assets in Excess of Liabilities – 0.2%		19,255
TOTAL NET ASSETS – 100.0%		$7,803,414

*	Non-income producing security.

(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust